Related Party Transactions	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

(11) Related Party Transactions

Phoenix Alliance Corporation (“Phoenix”), owned by one of our board members Andrew McKinnon, was engaged in April 2011 by BlastGard to operate as an independent contractor for all HighCom sales. Phoenix has set up a sales operation complete with telephone sales system and will cover all associated costs from daily operating expenses i.e. payroll costs, health costs, advertising and marketing costs, tradeshow costs etc. BlastGard’s COO Michael Bundy provided initial training to all independent contractors, including an overview process for regulatory compliance. BlastGard has agreed to assist Phoenix with initial start-up costs of $7,500 per month for 3 months and an implementation fee of $5,000 for an additional 3 months.  At the completion of the first six months, Phoenix becomes entirely a performance based operation. The commission structure is based on sales generated and margins of HighCom’s product line. No commissions were paid or accrued for the three and six months ended June 30, 2011.

On June 16, 2011, James F. Gordon was notified in writing that his At-Will month to month employment would be terminated but that Mr. Gordon could continue as an unpaid consultant entitled to a 10% commission for any MTR sales he generates on behalf of BlastGard.